Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Valuation Model of Warrants (Details) $ / shares in Units, € in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 EUR (€)	Apr. 14, 2016 USD ($) $ / shares	Apr. 14, 2016 EUR (€)	May 28, 2013 USD ($) $ / shares	May 28, 2013 EUR (€)	Mar. 28, 2012 USD ($) $ / shares	Mar. 28, 2012 EUR (€)
March 2012 Investor Warrants [member]
Unit fair value (in dollars per share)			$ 0.69						$ 1.55
Total fair value (in thousands)			$ 675	€ 640					$ 2,173	€ 1,629
March 2012 Investor Warrants [member] | Measurement Input, Share Price [Member]
Warrants, measurement input			3.28	3.28					1.95	1.95
March 2012 Investor Warrants [member] | Measurement Input, Exercise Price [Member]
Warrants, measurement input			2.75	2.75					2.75	2.75
March 2012 Investor Warrants [member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input			0	0					1.05	1.05
March 2012 Investor Warrants [member] | Measurement Input, Price Volatility [Member]
Warrants, measurement input			60.2	60.2					120	120
March 2012 Investor Warrants [member] | Measurement Input, Expected Dividend Rate [Member]
Warrants, measurement input			0	0					0	0
May 2013 Investor Warrants [Member]
Unit fair value (in dollars per share)	$ 0.26		$ 79				$ 2.35
Total fair value (in thousands)	$ 392	€ 328	$ 1,179	€ 1,119			$ 3,525	€ 2,725
May 2013 Investor Warrants [Member] | Measurement Input, Share Price [Member]
Warrants, measurement input	2.87	2.87	3.28	3.28			3.96	3.96
May 2013 Investor Warrants [Member] | Measurement Input, Exercise Price [Member]
Warrants, measurement input	4.25	4.25	4.25	4.25			4.25	4.25
May 2013 Investor Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input	0	0	0	0			0.0107	0.0107
May 2013 Investor Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants, measurement input	0.574	0.574	0.602	0.602			0.71	0.71
May 2013 Investor Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants, measurement input	0	0	0	0			0	0
April 2016 Investor Warrants [Member]
Unit fair value (in dollars per share)	$ 0.19		$ 0.69		$ 1.09
Total fair value (in thousands)	$ 614	€ 513	$ 2,279	€ 2,162	$ 3,579	€ 3,168
April 2016 Investor Warrants [Member] | Measurement Input, Share Price [Member]
Warrants, measurement input	2.87	2.87	3.28	3.28	3.64	3.64
April 2016 Investor Warrants [Member] | Measurement Input, Exercise Price [Member]
Warrants, measurement input	4.5	4.5	4.5	4.5	4.5	4.5
April 2016 Investor Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input	0	0	0	0	0	0
April 2016 Investor Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants, measurement input	0.574	0.574	0.602	0.602	0.602	0.602
April 2016 Investor Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants, measurement input	0	0	0	0	0	0